Business and Summary of Significant Accounting Principles (Surcharges Reported Gross) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Surcharges reported gross	$ 4,252	$ 4,644	$ 5,401